Apr. 28, 2017

BLACKROCK FUNDS III

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

(each, a “LifePath Index Fund” and collectively, the “LifePath Index Funds”)

Supplement dated November 9, 2017 to the Summary Prospectuses and Prospectuses of the LifePath Index Funds, each dated April 28, 2017, as supplemented to date

Effective immediately, the following changes are made to the LifePath Index Funds’ Prospectuses and Summary Prospectuses:

The following is added immediately after the chart in the sections of each Prospectus entitled “Fund Overview — Key Facts About [the LifePath Index Fund] — Principal Investment Strategies of the Fund,” as applicable, and the section of each Summary Prospectus entitled “Key Facts About [the LifePath Index Fund] — Principal Investment Strategies of the Fund”:

The following table lists the years until retirement and the target allocation among asset classes for each of the LifePath Index Funds as set out in the above chart:

Name of Fund	Years Until Retirement	Equity Index Funds (includes REITs)	Fixed-Income Index Funds
BlackRock LifePath® Index 2060 Fund	43	99%	1%
BlackRock LifePath® Index 2055 Fund	38	99%	1%
BlackRock LifePath® Index 2050 Fund	33	99%	1%
BlackRock LifePath® Index 2045 Fund	28	97%	3%
BlackRock LifePath® Index 2040 Fund	23	91%	9%
BlackRock LifePath® Index 2035 Fund	18	82%	18%
BlackRock LifePath® Index 2030 Fund	13	72%	28%
BlackRock LifePath® Index 2025 Fund	8	61%	39%
BlackRock LifePath® Index 2020 Fund	3	49%	51%
BlackRock LifePath® Index Retirement Fund	0	40%	60%